Available-For-Sale Financial Assets - Disclosure of Measurements of Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Financial Assets Measured through FVTPL
Statement Line Items [Line Items]
Available-for-sale financial assets, beginning of period	$ 1,042	$ 27,257
Reclassifications		(27,257)
Additions	4,013	1,005
Fair value gain/(loss)	(1,253)	37
Total gain or (losses)
Available-for-sale financial assets, end of period	3,802	1,042
Financial Assets Measured through FVTOCI
Statement Line Items [Line Items]
Available-for-sale financial assets, beginning of period	2,650	0
Reclassifications		27,257
Additions		80
Disposals	(650)
Fair value gain/(loss)	(1,860)	(24,687)
Total gain or (losses)
Available-for-sale financial assets, end of period	$ 140	$ 2,650